CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] - $ / shares shares in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Common Stock, Dividends, Per Share, Cash Paid	$ 0.40	$ 0.40
Treasury Stock, Shares, Acquired	84,677	5,000